Commitments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commitments

31.	Commitments

Total minimum lease payments, under non-cancellable operating leases, are as follows:

	2018	2017	2016
Less than one year	3,002	12,783	803
More than one year and less than five years	10,702	16,877	28,349
More than five years	22,772	—	—

	36,476	29,660	29,152

The operating lease expenses for the year ended December 31, 2018 totaled R$41,435 (R$33,147 in 2017, and R$64,900 in 2016).

All agreements that have a clause establishing a fine in the event of breach of contract provide for a penalty of up to three months of rent. If the Company terminated these agreements, the total penalties would be approximately R$707.